Pro Forma Financial Statements (Details 4) - shares	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total common stock of the combined company outstanding following the Merger	17,693,625	11,884,804	213,746,647
Merger [Member]
ABVC common stock issued as of December 31, 2018		213,926,475
ABVC common stock held by BioLite pursuant to the BioLite Collaborative Agreement (see Note {g})		(3,487,500)
ABVC common stock held by BioLite for cash issuance (see Note {h})		(1,468,750)
ABVC common stock to be issued to BioLite as a result of the Merger		74,997,548
ABVC common stock to be issued to BioKey as a result of the Merger		29,561,231
Total common stock of the combined company outstanding following the Merger		313,529,004